Accumulated Other Comprehensive Income (Loss) (Components Of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions		12 Months Ended
		Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Beginning Balance		$ 145
Other comprehensive income (loss), after tax		(314)	$ (34)	$ (73)
Ending Balance		(168)	145
Accumulated Other Comprehensive Income Foreign Currency Translation Tax (Benefit) Expense		6	7	9
Accumulated Other Comprehensive Income Cashflow Hedges Tax (Benefit) Expense		(5)	(1)	3
Accumulated Other Comprehensive Income Unamortized Pension And Post Retirement Tax (Benefit) Expense		1	2	3
Accumulated Translation Adjustment [Member]
Beginning Balance	[1]	144	170
Other Comprehensive Income (Loss) Before Reclassifications Net Of Tax		(310)	(7)
Other Comprehensive Income Reclassifications Current Period Net of Tax		0	(19)
Other comprehensive income (loss), after tax		(310)	(26)
Ending Balance	[1]	(166)	144	170
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Beginning Balance	[2]	(3)	5
Other Comprehensive Income (Loss) Before Reclassifications Net Of Tax		(2)	(8)
Other Comprehensive Income Reclassifications Current Period Net of Tax		0	0
Other comprehensive income (loss), after tax		(2)	(8)
Ending Balance	[2]	(5)	(3)	5
Accumulated Defined Benefit Plans Adjustment [Member]
Beginning Balance	[3]	4	5
Other Comprehensive Income (Loss) Before Reclassifications Net Of Tax		0	0
Other Comprehensive Income Reclassifications Current Period Net of Tax		(1)	(1)
Other comprehensive income (loss), after tax		(1)	(1)
Ending Balance	[3]	3	4	5
Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance		145	180
Other Comprehensive Income (Loss) Before Reclassifications Net Of Tax		(312)	(15)
Other Comprehensive Income Reclassifications Current Period Net of Tax		(1)	(20)
Other comprehensive income (loss), after tax		(313)	(35)	(72)
Ending Balance		$ (168)	$ 145	$ 180

[1]	Included a tax expense of $6 as of August 2, 2015, $7 as of August 3, 2014, and $9 as of July 28, 2013. The amount reclassified from other comprehensive income was related to the divestiture of the European simple meals business and was included in Earnings (loss) from discontinued operations.
[2]	Included a tax benefit of $5 as of August 2, 2015, $1 as of August 3, 2014, and a tax expense of $3 as of July 28, 2013.
[3]	Included a tax expense of $1 as of August 2, 2015, $2 as of August 3, 2014, and $3 as of July 28, 2013.